Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation

	Vessel Gross Cost, as adjusted for	Accumulated	Net Book
	impairment charges	Depreciation	Value
As of January 1, 2018	$734,534	$(148,014)	$586,520

Additions	11,675	—	11,675
Acquisitions through the Poseidon Transaction	617,522	—	617,522
Depreciation	—	(31,117)	(31,117)
Impairment loss	(139,354)	67,520	(71,834)

As of December 31, 2018	$1,224,377	$(111,611)	$1,112,766

Additions	82,559	—	82,559
Depreciation	—	(39,739)	(39,739)

As of December 31, 2019	$1,306,936	$(151,350)	$1,155,586